Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation [Line Items]
Retained earnings		¥ (4,656,714)	$ (650,052)	¥ (4,618,595)
Consideration of subsidiary							¥ 141,500
Deferred income tax		392,908		383,153	¥ 393,786	¥ 390,721
Unrecognized tax benefits		20,616		¥ 21,176	¥ 25,407	28,654
Tax Examinations Computational Errors [Member]
Taxation [Line Items]
Statute of limitations	3 years
Tax Examinations Underpayment of Taxes Exceeding Threshold Amount [Member]
Taxation [Line Items]
Statute of limitations	5 years
Underpayment of taxes		100
Tax Examinations Transfer Pricing Issues [Member]
Taxation [Line Items]
Statute of limitations	10 years
Tax Examinations Tax Evasion [Member]
Taxation [Line Items]
Statute of limitations
HONG KONG [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	16.50%
Amount of assessable profits under lowered tax rate (in Dollars) | $	$ 2,000
Statutory tax rate	8.25%
Statutory tax rate remaining profits	16.50%
China [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
Statutory tax rate	25.00%
Percentage of income tax rate	25.00%
Withholding tax	10.00%
Retained earnings
PRC [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
PRC [Member]
Taxation [Line Items]
Net operating losses carry forwards		518,941
Expire December 31 2025 [Member]
Taxation [Line Items]
Net operating losses carry forwards		9,864
Expire December 31, 2024 [Member]
Taxation [Line Items]
Net operating losses carry forwards		215,891
Expire December 31, 2027 [Member]
Taxation [Line Items]
Net operating losses carry forwards		112,151
Expire December 31, 2028 [Member]
Taxation [Line Items]
Net operating losses carry forwards		97,394
Expire December 31, 2029 [Member]
Taxation [Line Items]
Net operating losses carry forwards		¥ 83,642